Benefit Plans - Rollforward of level 3 plan assets (Details) - Pension benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in pension plan assets
Fair value of plan assets, beginning of year	$ 6,284	$ 5,650
Fair value of plan assets, end of year	5,299	6,284	$ 5,650
Significant unobservable inputs (Level 3)
Change in pension plan assets
Fair value of plan assets, beginning of year	39	10	18
Actual return on plan assets: Relating to assets sold during the period	0	0	(1)
Actual return on plan assets: Relating to assets still held at the reporting date	3	0	0
Purchases, sales and settlements, net	(5)	29	(12)
Net transfers in and/or (out) of Level 3	(32)	0	5
Fair value of plan assets, end of year	5	39	10
Significant unobservable inputs (Level 3) | Equity securities
Change in pension plan assets
Fair value of plan assets, beginning of year	29	0	1
Actual return on plan assets: Relating to assets sold during the period	0	0	(1)
Actual return on plan assets: Relating to assets still held at the reporting date	3	0	0
Purchases, sales and settlements, net	0	29	0
Net transfers in and/or (out) of Level 3	(32)	0	0
Fair value of plan assets, end of year	0	29	0
Significant unobservable inputs (Level 3) | Municipal
Change in pension plan assets
Fair value of plan assets, beginning of year		0	7
Actual return on plan assets: Relating to assets sold during the period			0
Actual return on plan assets: Relating to assets still held at the reporting date			0
Purchases, sales and settlements, net			(7)
Net transfers in and/or (out) of Level 3			0
Fair value of plan assets, end of year			0
Significant unobservable inputs (Level 3) | Corporate
Change in pension plan assets
Fair value of plan assets, beginning of year	10	10	10
Actual return on plan assets: Relating to assets sold during the period	0	0	0
Actual return on plan assets: Relating to assets still held at the reporting date	0	0	0
Purchases, sales and settlements, net	(5)	0	(5)
Net transfers in and/or (out) of Level 3	0	0	5
Fair value of plan assets, end of year	$ 5	$ 10	$ 10